UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.4%
EDUCATION – 3.2%
Education – 2.4%
CA State Educational Facilities Authority
	California College of Arts,
	Series 2005
	5.000% 06/01/35	1,500,000	1,501,050
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	826,361
	Pooled College & University Project,
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,098,320
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	2,089,060
	Education Total		5,514,791
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,805,000	1,884,059
	Prep School Total		1,884,059
	EDUCATION TOTAL		7,398,850
HEALTH CARE – 6.8%
Continuing Care Retirement – 3.5%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,779,356
	Eskaton Gold River Lodge,
	Series 1998,
	6.375% 11/15/28	1,400,000	1,487,192
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,088,540
CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	8.250% 11/15/31(b)	2,470,000	2,825,557
	Continuing Care Retirement Total		8,180,645

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 3.3%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association:
	Series 2001 A,
	6.125% 08/15/20	1,250,000	1,364,212
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,057,920
CA Health Facilities Financing
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26(c)	1,000,000	1,050,740
	Cedars Sinai Medical Centre
	5.000% 11/15/27	750,000	775,508
	Stanford Hospital Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	538,215
CA Riverside County Asset Leasing Corp.
	Riverside County Hospital Project,
	Series 1997 B,
	Insured: MBIA
	5.700% 06/01/16	1,000,000	1,129,280
CA Statewide Communities Development Authority Revenue
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	1,500,000	1,679,760
	Hospitals Total		7,595,635
	HEALTH CARE TOTAL		15,776,280
HOUSING – 0.8%
Single - Family – 0.8%
CA State Housing Finance Agency
	Series 1997 A-1, AMT,
	5.950% 08/01/16	1,260,000	1,260,201
CA State Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Insured: GNMA
	7.000% 09/01/29	245,000	245,647
	Series 1998 B-5, AMT,
	Insured: FNMA
	6.350% 12/01/29	185,000	188,922
	Series 2000 B, AMT,
	Insured: FNMA
	7.300% 06/01/31	125,000	126,469
	Series 2000 D, AMT,
	Insured: GNMA

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single - Family – (continued)
	7.100% 06/01/31	115,000	116,282
	Single - Family Total		1,937,521
	HOUSING TOTAL		1,937,521
OTHER – 16.1%
Refunded / Escrowed(d) – 15.3%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	11,890,318
CA Pomona
	Series 1990 B,
	Escrowed to Maturity,
	Insured: GNMA
	7.500% 08/01/23	1,000,000	1,338,970
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	10.170% 07/01/22(c)	750,000	1,087,785
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.800% 05/01/21	2,500,000	3,480,950
CA Riverside Public Financing Authority
	Series 1991 A,
	Pre-refunded,
	8.000% 02/01/18	20,000	20,080
	Series 1997 A,
	Pre-refunded,
	5.250% 10/01/16	892,500	934,787
CA San Joaquin Hills Transportation
	Corridor Agency,
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	8,361,276

CA Santa Ana Financing Authority Police Administration & Holding Facility
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,333,129
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,052,405
	Refunded / Escrowed Total		35,499,700

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 0.8%
Golden State Tobacco Securitization Corp.
	Series 2003 B,
	5.000% 06/01/12	1,800,000	1,955,232
	Tobacco Total		1,955,232
	OTHER TOTAL		37,454,932
OTHER REVENUE – 1.6%
Hotels – 1.6%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,500,000	3,647,070
	Hotels Total		3,647,070
	OTHER REVENUE TOTAL		3,647,070
RESOURCE RECOVERY – 0.9%
Disposal – 0.9%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,087,360
	Disposal Total		2,087,360
	RESOURCE RECOVERY TOTAL		2,087,360
TAX - BACKED – 59.7%
Local Appropriated – 9.1%
CA Alameda County
	Capital Projects,
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,518,925
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14(e)	3,500,000	4,091,955
CA Compton Certificate of Participation
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	3,000,000	3,122,700
CA Los Angeles County Schools
	Regionalized Business Services Corp.:
	Series 1999 A
	Insured: AMBAC
	(a) 08/01/16	1,945,000	1,209,946
	(a) 08/01/17	1,980,000	1,170,061
CA Modesto
	Community Center Project,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,455,214

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
CA Orange County Water District
	Series 2003 B,
	Insured: MBIA
	5.375% 08/15/18	515,000	561,808
CA Ridgecrest
	Civic Center Project,
	Series 1999,
	6.250% 03/01/26	1,500,000	1,600,350
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,238,908
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	4,110,503
	Local Appropriated Total		21,080,370
Local General Obligations – 17.4%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	1,989,000
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,209,730
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	1,880,370
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	589,970
CA East Whittier City School District
	Series 1997 A,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,926,602
CA Fillmore Unified School District
	Series 1997 A:
	Insured: FGIC
	(a) 07/01/11	950,000	768,693
	(a) 07/01/12	980,000	756,736
	(a) 07/01/17	650,000	389,584
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,985,027

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,294,150
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	604,982
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,917,775
	Series 2005 E,
	5.000% 07/01/17	1,000,000	1,087,190
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	939,165
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/21	2,010,000	975,232
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,732,287
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,104,931
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	992,241
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,352,414
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,403,118
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,187,440
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	1,815,583

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,098,350
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,663,470
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	1,043,400
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	934,867
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	805,223
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	817,234
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,204,330
	Local General Obligations Total		40,469,094
Special Non - Property Tax – 3.5%
CA Los Angeles County Metropolitan Transportation Authority
	Sales Tax Revenue,
	Property A First Tier,
	Series 2003 A,
	Insured: FSA
	5.000% 07/01/12	500,000	546,705
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	1,845,746
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,515,250
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,292,660
	Special Non - Property Tax Total		8,200,361

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – 18.3%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	145,000	153,945
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment Project,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,564,320
CA Costa Mesa Public Financing Authority
	Series 1991 A,
	7.100% 08/01/21	845,000	852,259
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC
	(a) 12/01/18	2,720,000	1,520,099
	6.500% 12/01/24	4,055,000	5,230,666
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,120,620
CA Los Angeles Community Redevelopment Agency
	Hollywood Redevelopment Project,
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,874,474
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,895,000	3,287,041
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,522,545
CA Oakland Redevelopment Agency
	Center District Redevelopment Project
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	9,321,732
CA Orange County Community Facilities District
	Ladera Ranch:
	Series 1999 A,
	6.700% 08/15/29	1,000,000	1,143,860

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
	Series 2004 A,
	5.625% 08/15/34	850,000	883,065
CA Redwood City
	Community Facilities District No. 1,
	Series 2003 B,
	5.950% 09/01/28	750,000	781,162
CA Riverside County Public Financing Authority Tax Allocation Revenue
	Redevelopment Projects,
	Series A,
	5.250% 10/01/16	2,227,500	2,279,401
CA San Bernardino Joint Powers Financing Authority
	Central City Merged Project,
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,133,991
CA San Clemente
	Act of 1915,
	Series 1999,
	6.050% 09/02/28	1,000,000	1,017,630
CA San Marcos Public Facilities Authority
	Series 1998,
	5.800% 09/01/18	1,500,000	1,589,145
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,487,600
CA Santa Margarita Water District
	Community Facilities District No. 99-1:
	Series 2003,
	6.000% 09/01/30	1,000,000	1,065,810
	Series 1999,
	6.250% 09/01/29	2,500,000	2,665,275
	Special Property Tax Total		42,494,640
State Appropriated – 4.0%
CA State Public Works Board
	Various State Prisons Projects:
	Series 1993 A,
	Insured: AMBAC
	5.000% 12/01/19(e)	6,000,000	6,497,820
	5.250% 12/01/13	2,500,000	2,780,100
	State Appropriated Total		9,277,920
State General Obligations – 7.4%
CA State
	Series 1990,
	10.000% 02/01/10	2,000,000	2,545,680
	Series 1993,
	Insured: MBIA
	5.500% 04/01/12	2,770,000	3,092,594

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	Series 2003,
	5.250% 02/01/20	1,250,000	1,391,488
	Series 2004,
	5.000% 02/01/33	1,000,000	1,039,310
	5.250% 04/01/34	1,500,000	1,600,815
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995:
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,265,020
	5.650% 07/01/15	1,000,000	1,152,980
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,442,600
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	558,180
	State General Obligations Total		17,088,667
	TAX - BACKED TOTAL		138,611,052
TRANSPORTATION – 0.1%
Air Transportation – 0.1%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001, AMT,
	6.250% 10/01/35(f)	2,000,000	284,840
	Air Transportation Total		284,840
	TRANSPORTATION TOTAL		284,840
UTILITIES – 8.2%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	795,000	861,629
	Independent Power Producers Total		861,629

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES - (continued)
Investor Owned – 1.3%
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	3,066,925
	Investor Owned Total		3,066,925
Municipal Electric – 2.6%
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,750,665
	Series 1997 K,
	Insured: AMBAC
	5.700% 07/01/17	1,900,000	2,215,628
CA Turlock Irrigation District
	Series 1996 A,
	Insured: MBIA
	6.000% 01/01/12	500,000	571,940
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	(a)07/01/17	2,490,000	1,525,872
	Municipal Electric Total		6,064,105
Water & Sewer – 3.9%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,560,195
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,292,040
CA Santa Maria Water & Wastewater Revenue
	Series 1997 A,
	Insured: AMBAC
	(a)08/01/14	2,000,000	1,381,240
CA State Department Water Resources
	Series 2001 W,
	Insured: FSA
	5.500% 12/01/14	2,000,000	2,287,420
CA West Kern County Water District
	Series 2001,
	5.625% 06/01/31	1,500,000	1,568,475
	Water & Sewer Total		9,089,370
	UTILITIES TOTAL		19,082,029
	Total Municipal Bonds (cost of $201,900,289)		226,279,934

11

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus California Tax-Exempt Money Market Fund	1	1
	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligations – 2.5%
VARIABLE RATE DEMAND NOTES(g) – 2.5%
CA Irvine Improvement Bond Act 1915
	Series 1997,
	2.240% 09/02/22	400,000	400,000
CA State Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-2,
	2.400% 05/01/22	900,000	900,000
	Series 2002 B-6,
	2.240% 05/01/22	700,000	700,000
CA Tulare Local Health Care District
	Health Facilities Revenue,
	Series 2002,
	2.230% 12/01/32	600,000	600,000
CA Irvine Ranch Water District
	Series 1995,
	2.200% 01/01/21	700,000	700,000
MS Jackson County Polution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1993,
	2.300% 06/01/23	700,000	700,000
NE Educational Finance Authority Revenue
	Creighton University Project
	2.300% 03/01/33	1,400,000	1,400,000
WY Uinta County
	Chevron U.S.A., Inc. Project,
	Series 1993,
	2.300% 08/15/20	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		5,700,000
	Total Short-Term Obligations (cost of $5,700,000)		5,700,000

12

Total Investments – 99.9% (cost of $207,600,290)(h)(i)			231,979,935

Other Assets & Liabilities, Net – 0.1%			267,773

Net Assets – 100.0%			232,247,708

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.   If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws.  At July 31, 2005, the value of these securities amounted to $4,709,616 which represents 2.0% of net assets.

	Addition information on these restricted securities is as of follows:

		Acquisition	Acquisition
	Security	Date	Cost
	CA Statewide Communities Development Authority:
	Crossroads Schools of Art & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	$1,805,000
	Eskaton Village – Grass Valley, Series 2000,
	8.250% 11/15/31	09/08/00	2,470,000
			$4,275,000

13

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate as of July 31, 2005.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	The security or a portion of the security pledged as collateral for open futures contracts. At July 31, 2005, the total market value of securities pledged amounted to $611,328.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At July 31, 2005, the value of this security represents 0.1% of net assets.

(g)

Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate at July 31, 2005.

(h)	Cost for federal income tax purposes is $207,554,742.

(i)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$26,232,223	$(1,807,029)	$24,425,194

At July 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Bonds	62	$6,881,031	$6,933,971	Jun-05	$52,940

14

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.

15

INVESTMENT PORTFOLIO
July 31, 2005 (Unaudited)	Columbia Intermediate Tax-Exempt Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.0%
EDUCATION – 3.4%
Education – 3.4%
CT Health & Educational Facilities Authority Revenue
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,171,480
HI University of Hawaii System Revenue
	Series 2002 A,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,114,300
IL Educational Facilities Authority
	Illinois Wesleyan University,
	Series 1997,
	Insured: MBIA
	5.650% 09/01/26	3,000,000	3,189,750
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	625,750
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,228,780
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins University,
	Series 1998,
	6.000% 07/01/10	1,500,000	1,682,565
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,140,810
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,149,310
NY Dormitory Authority Revenue
	Columbia University,
	Series 2001 A,
	5.250% 07/01/20	2,000,000	2,178,800
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,659,840
RI Health & Educational Building Corp. Revenue
	Series 2003,
	Insured: XLC
	5.250% 04/01/15	1,500,000	1,635,150
	Education Total		17,776,535
	EDUCATION TOTAL		17,776,535

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – 5.5%
Hospitals – 5.5%
AR Washington County Hospital Revenue
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16(a)	1,000,000	1,035,820
	5.000% 02/01/17(a)	2,000,000	2,060,880
CA Health Facilities Financing Authority Revenue
	Catholic Healthcare West,
	Series 2004 H,
	4.450% 07/01/26(a)	1,100,000	1,126,719
	Series 2005,
	5.000% 11/15/18	2,500,000	2,641,700
CA Statewide Communities Development Authority
	Kaiser Foundation,
	Series 2004 I,
	3.450% 04/01/35(a)	1,000,000	978,730
GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,
	Series 2004,
	5.000% 12/01/15	1,705,000	1,782,646
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,097,600
MA Health & Educational Facilities Authority
	Partners Healthcare System, Inc.,
	Series 1997 A,
	Insured: MBIA
	5.375% 07/01/17	2,000,000	2,096,740
	Series 2001 C,
	6.000% 07/01/14	1,000,000	1,121,400
	6.000% 07/01/17	1,250,000	1,399,625
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,715,835
NM Farmington Hospital Revenue
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	525,010
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005,
	5.000% 08/01/14	730,000	769,887
	5.000% 08/01/15	545,000	574,534

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Lakewood Hospital Improvement Revenue
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,509,578
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,613,675
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,116,170
TX Harris County Housing Facilities Development Authority
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,488,513
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,628,895
VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,
	5.500% 10/01/18	1,000,000	1,091,810
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	6.750% 09/01/22	270,000	299,624
	Hospitals Total		28,675,391
	HEALTH CARE TOTAL		28,675,391
HOUSING – 1.6%
Multi - Family – 0.9%
MA Housing Finance Agency
	Series 1995 A,
	Insured: MBIA
	5.600% 07/01/07	440,000	449,530
	5.700% 07/01/08	435,000	444,466
NC Medical Care Commission
	ARC/HDS Projects,
	Series 2004 A,
	4.650% 10/01/14	575,000	566,444
NY Housing Finance Agency
	Series 1996 A,
	Insured: FSA
	5.800% 11/01/09	1,610,000	1,657,382

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
VA Housing Development Authority
	Series 1995 H,
	5.700% 11/01/07	1,655,000	1,690,550
	Multi - Family Total		4,808,372
Single Family – 0.7%
IA Finance Authority
	Series 1997 F,
	Insured: GNMA
	5.550% 01/01/16	745,000	771,567
ME Housing Authority Mortgage
	Series 1997 C-1,
	5.700% 11/15/15	1,705,000	1,773,609
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	325,000	330,486
NH Housing Finance Authority
	Series 1993 B,
	Insured: FHA
	5.850% 07/01/10	265,000	265,421
NM Mortgage Finance Authority
	Series 1998 B-3,
	Insured: GNMA
	5.500% 07/01/28	500,000	515,380
	Single Family Total		3,656,463
	HOUSING TOTAL		8,464,835
INDUSTRIALS – 0.2%
Other Industrial Development Bonds – 0.2%
MI Strategic Fund Limited Obligation
	NSF International Project,
	Series 2004,
	5.000% 08/01/13	820,000	872,521
	Other Industrial Development Bonds Total		872,521
	INDUSTRIALS TOTAL		872,521
OTHER – 23.4%
Pool / Bond Bank – 2.4%
KS Development Finance Authority Revenue
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,136,480
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,029,175
ME Municipal Bond Bank
	Series 1998 A,
	Insured: FSA
	5.250% 11/01/08	855,000	912,482
	Series 2002 A,
	5.375% 11/01/16	355,000	389,367

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
NY Dormitory Authority Revenue
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,674,318
NY Environmental Facilities Corp.
	Pollution Control Revenue,
	Series 1994,
	5.750% 06/15/09	10,000	10,921
PA Delaware Valley Regional Financial Authority
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,268,480
	Series 2002,
	5.750% 07/01/17	2,000,000	2,286,320
	Pool / Bond Bank Total		12,707,543
Refunded / Escrowed(c) – 20.5%
AZ Maricopa County Hospital Revenue
	Series 1978,
	Escrowed to Maturity,
	7.625% 01/01/08	965,000	1,011,745
CO Department of Transportation Revenue
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/12	2,750,000	3,098,507
	6.000% 06/15/15	2,750,000	3,098,507
CT Special Obligation Revenue
	Series 1999 A,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.625% 12/01/19	1,520,000	1,681,394
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,106,150
FL Orange County Tourist Development Tax Revenue
	Series 2000,
	Pre-refunded 10/01/09,
	Insured: AMBAC
	5.500% 10/01/31	3,000,000	3,267,360
GA Atlanta Airport Facilities Revenue
	Series 1996,
	Escrowed to Maturity,
	Insured: AMBAC
	6.500% 01/01/07	4,000,000	4,197,400
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.500% 01/01/22	2,725,000	3,002,759

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
GA Atlanta Water & Wastewater Revenue
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	3,420,000	3,674,345
GA Finance & Investment Commission
	Series 1999 D,
	Pre-refunded 11/01/09,
	5.800% 11/01/10	3,000,000	3,362,820
	5.800% 11/01/12	4,000,000	4,483,760
GA Municipal Electric Authority
	Series 1998 Y,
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	190,674
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	51,680
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 11/01/10	135,000	152,566
	6.000% 11/01/10	365,000	412,494
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,445,405
IL Cook County
	Series 1990,
	Escrowed to Maturity,
	Insured: MBIA
	7.250% 11/01/07	1,000,000	1,046,780
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	3,004,355
KS Department of Transportation Highway Revenue
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,794,681
MA Massachusetts Bay Transportation Authority
	Series 1994 A,
	Escrowed to Maturity,
	7.000% 03/01/07	55,000	58,519

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	3,056,350
MA State
	Series 1997 B,
	Pre-refunded 06/01/07,
	Insured: FGIC
	5.125% 06/01/12(b)	1,500,000	1,574,265
	Series 2000 B,
	Pre-refunded 06/01/10,
	5.250% 06/01/17	1,500,000	1,623,690
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,295,140
ME Governmental Facilities Authority
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.625% 10/01/19	1,000,000	1,102,720
ME Municipal Bond Bank
	Series 2000 D,
	Pre-refunded 11/01/10,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,124,170
NC Public Improvement
	Series 1999 A,
	Pre-refunded 03/01/09,
	5.250% 03/01/12	2,500,000	2,714,475
NH Municipal Bond Bank
	Series 1999 B,
	Pre-refunded 08/15/09,
	Insured: FSA
	5.250% 08/15/11	750,000	815,250
NJ Turnpike Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 01/01/11	875,000	990,465
	6.000% 01/01/13	925,000	1,073,666
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	3,000,000	3,318,240
NV Capital Improvement & Cultural Affairs
	Series 1999 A,
	Pre-refunded 02/01/09,
	5.500% 02/01/11	1,000,000	1,087,530
	5.500% 02/01/18	1,500,000	1,631,295
NV Clark County School District
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	712,762

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
NY Environmental Facilities Corp.
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	440,000	483,529
	5.750% 06/15/09	50,000	54,947
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,158,610
	Series 1996 A,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.750% 07/01/11	1,000,000	1,077,820
	Series 1997 C-1,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.250% 07/01/17	2,165,000	2,313,324
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,707,067
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,872,675
NY Thruway Authority
	Series 2000,
	Pre-refunded 04/01/10,
	Insured: AMBAC
	5.375% 04/01/18	1,000,000	1,104,100
OH Higher Education Capital Facilities
	Series 2000 B,
	Pre-refunded 05/01/10,
	5.625% 05/01/15	1,000,000	1,102,420
OH Infrastructure Improvement
	Series 1999 A,
	Pre-refunded 02/01/10,
	5.750% 02/01/11	2,280,000	2,536,523
	Series 2000,
	Pre-refunded 02/01/10,
	5.750% 02/01/16	1,000,000	1,103,860
OH Water Development Authority
	Water Pollution Control Revenue,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,088,555
OR Department of Transportation
	Highway User Tax Revenue,
	Series 2000,
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,233,560

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(d) 09/01/21	2,210,000	1,085,176
PA School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,116,930
SC Greenville County School District Installment Purchase Revenue
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,155,810
SC Piedmont Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.125% 01/01/07	335,000	350,273
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th Supplement,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,372,727
WA Port of Seattle Revenue
	Series 1997 A,
	Pre-refunded 10/01/07,
	Insured: FGIC
	6.000% 10/01/08	250,000	268,538
WA Seattle Municipal Light & Power Revenue
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.875% 10/01/10	2,300,000	2,557,600
WA State
	Series 1990 AT-5,
	Escrowed to Maturity,
	(d) 08/01/07	2,390,000	2,246,696
WI State
	Series 2000 C,
	Pre-refunded 05/01/10,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,188,520
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,215,220
WI Transportation Revenue
	Series 1998 B,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.250% 07/01/11	2,020,000	2,175,318

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	1,105,000	1,288,331
	Refunded / Escrowed Total		106,120,048
Tobacco – 0.5%
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.250% 06/01/19	2,500,000	2,589,225
	Tobacco Total		2,589,225
	OTHER TOTAL		121,416,816
OTHER REVENUE – 0.6%
Recreation – 0.6%
FL Board of Education
	Series 2002 A,
	Insured: FGIC
	5.250% 07/01/18	2,675,000	2,938,782
	Recreation Total		2,938,782
	OTHER REVENUE TOTAL		2,938,782
RESOURCE RECOVERY – 0.0%
Disposal – 0.0%
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc. Project,
	Series 1994,
	9.000% 09/01/05	15,000	15,027
	Disposal Total		15,027
	RESOURCE RECOVERY TOTAL		15,027
TAX - BACKED – 43.5%
Local Appropriated – 2.5%
AZ University of Arizona Certificates of Participation
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	500,000	553,595
CA San Bernardino County Certificates of Participation
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,091,480
FL Hillsborough County School Board Certificates of Participation
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,263,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
SC Berkeley County School District Installment Purchase Revenue
	Series 2003,
	5.250% 12/01/18	1,000,000	1,060,890
SC Dorchester County School District No. 2 Installment Purchase Revenue
	Series 2004,
	5.250% 12/01/17	2,000,000	2,147,940
SC Greenville County School District Installment Purchase Revenue
	Series 2005,
	5.500% 12/01/18	5,000,000	5,620,200
	Local Appropriated Total		12,737,365
Local General Obligations – 14.0%
AL Birmingham
	Series 2001 A,
	5.250% 05/01/17	2,000,000	2,194,240
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	567,920
AZ Tempe Union High School District No. 213
	Series 1994,
	Insured: FGIC
	7.000% 07/01/08	500,000	553,325
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(d) 11/01/14	300,000	206,559
CA Los Angeles Unified School District
	Series 2005 A-1,
	Insured: FGIC
	5.500% 07/01/18	5,000,000	5,767,300
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,364,568
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	291,730
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(d) 09/01/20	1,000,000	507,200
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(d) 12/15/12	1,300,000	974,974

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,446,416
IL Chicago
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	500,000	554,305
IL Kendall & Kane Counties Community Unified School District No. 115
	Series 2002,
	Insured: FGIC
	(d) 01/01/17	3,650,000	2,204,636
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,720,841
KS Wyandotte County School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	500,000	578,615
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,126,980
LA Orleans Levee District
	Series 1995 A,
	Insured: FSA
	5.950% 11/01/07	2,200,000	2,288,836
MI Berkley City School District
	Series 1995,
	Insured: FGIC
	7.000% 01/01/09	500,000	559,385
MI Detroit City School District
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,201,140
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,135,620
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,900,276
NY New York City
	Series 1996 A,
	6.250% 08/01/09	2,175,000	2,276,833

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Series 1996 F,
	5.750% 02/01/10	5,000	5,143
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,767,450
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,118,500
	Series 2002 G:
	5.750% 08/01/18	1,000,000	1,111,810
	Insured: MBIA
	5.625% 08/01/13	2,500,000	2,798,050
	Series 2005 D,
	5.000% 08/01/13(a)	4,000,000	4,312,880
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,651,056
OH London City School District
	Series 2001,
	Insured: FGIC
	5.500% 12/01/15	375,000	415,043
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	606,715
OH Strongsville
	Series 1996,
	6.000% 12/01/06	345,000	353,973
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,216,454
OR Washington County
	Series 2001,
	5.250% 06/01/07	825,000	859,848
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,872,125
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(d) 12/01/18	1,000,000	557,400
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	918,264
TX Comal Independent School District
	Series 2001,
	Insured: PSFG
	5.500% 02/01/14	1,000,000	1,094,330

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
TX Katy Independent School District
	Series 1992,
	Insured: PSFG
	(d) 08/15/11	1,775,000	1,415,634
TX San Antonio Independent School District
	Series 2001 B,
	Insured: PSFG
	(d) 08/15/11	3,500,000	2,787,750
TX Spring Branch Independent School District
	Series 2001,
	Insured: PSFG
	5.375% 02/01/18	2,785,000	3,018,327
VA Richmond
	Series 2002 A,
	Insured: FSA
	5.250% 07/15/12	1,000,000	1,106,490
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(d) 12/01/16	1,000,000	609,130
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,512,343
	Local General Obligations Total		72,530,414
Special Non - Property Tax – 9.2%
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA
	5.000% 07/01/11	1,500,000	1,629,390
CO Department of Transportation Revenue
	Series 2002 B,
	Insured: MBIA
	5.500% 06/15/14	3,000,000	3,405,810
	5.500% 06/15/15	1,000,000	1,139,050
CT Special Tax Obligation Revenue
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,103,110
DC Washington Convention Center Authority Dedicated Tax Revenue
	Series 1998,
	Insured: AMBAC
	5.250% 10/01/14	5,620,000	5,987,379
FL Department of Environmental Protection Preservation
	Series 2000 A,
	Insured: FGIC
	5.750% 07/01/08	2,900,000	3,117,239

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
FL Tampa Utility Tax & Special Revenue
	Series 2001,
	Insured: AMBAC
	6.000% 10/01/08	1,000,000	1,087,560
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1998 A,
	Insured: MBIA
	6.250% 07/01/10	1,000,000	1,130,560
IL Dedicated Tax Capital Appreciation
	Civic Center,
	Series 1990 B,
	Insured: AMBAC
	(d) 12/15/17	2,540,000	1,487,475
IL Sales Tax Revenue
	Series 2002 Second,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,134,640
KS Wyandotte County Kansas City Unified Government Special Obligation Revenue
	Series 2005,
	4.750% 12/01/16(a)	1,000,000	987,010
MA Massachusetts Bay Transportation Authority Revenue
	Series 2000 A,
	5.750% 07/01/14	250,000	275,640
MD Department of Transportation County Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,279,387
MI Trunk Line
	Series 1998 A,
	5.250% 11/01/10	1,500,000	1,634,700
	5.500% 11/01/16	2,000,000	2,297,020
NJ Economic Development Authority
	Series 2004,
	6.375% 06/15/15	4,000,000	4,386,800
NM Dona Ana County Gross Receipts Tax Revenue
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	858,060
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	169,712
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/16	3,000,000	3,384,510
	5.250% 11/15/17	4,000,000	4,519,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,500,000	1,674,195
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,127,220
TX Houston
	Hotel Occupancy Tax & Special Revenue,
	Series 2001 B,
	Insured: AMBAC
	(d) 09/01/17	2,000,000	1,174,780
	Special Non - Property Tax Total		47,990,247
Special Property Tax – 0.8%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	1,000,000	1,038,870
MO Development Finance Board
	Series 2000 A,
	Insured: MBIA
	6.000% 04/01/14	2,000,000	2,219,400
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
	Series 2000 A,
	Insured: AMBAC
	6.000% 06/15/15	750,000	841,860
	Special Property Tax Total		4,100,130
State Appropriated – 7.3%
AZ Certificates of Participation
	Series 2002 B,
	Insured: FSA
	5.375% 09/01/08	2,000,000	2,133,160
CA Public Works Board Lease Revenue
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,655,880
MI Building Authority
	Series 2003 II,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,079,730
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,125,120
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,903,925

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – (continued)
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,137,870
	Series 1999 A,
	5.625% 06/15/14	2,000,000	2,257,020
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,308,380
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,708,087
NY Dormitory Authority
	Series 1993 A,
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,463,640
	Series 1995 A,
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,430,888
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,746,600
	Insured: FSA
	5.625% 07/01/16	500,000	574,660
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,000,000	1,093,440
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	554,820
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,755,080
WV School Building Authority Revenue
	Series 1997,
	Insured: AMBAC
	5.500% 07/01/11	2,000,000	2,128,100
	State Appropriated Total		38,056,400
State General Obligations – 9.7%
CA State
	Series 2003,
	5.250% 11/01/18	1,000,000	1,085,660
	Series 2004,
	5.000% 04/01/11	2,000,000	2,149,300
	5.000% 02/01/20	750,000	796,395
GA State
	Series 1999 B,
	5.750% 08/01/08	1,000,000	1,078,980
	5.750% 08/01/10	2,000,000	2,230,740

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
HI State
	Series 2000 CU,
	Insured: MBIA
	5.750% 10/01/08	1,815,000	1,959,728
MA Massachusetts Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,364,312
	Series 1994 A,
	7.000% 03/01/07	2,195,000	2,329,707
	Series 1998 A,
	Insured: MBIA
	5.500% 03/01/12	1,290,000	1,436,583
	5.500% 03/01/14	750,000	847,530
	Series 1998 C,
	5.500% 03/01/08	1,000,000	1,059,930
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	1,990,307
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,732,500
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,429,413
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,100,840
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,421,170
	Series 2003 A,
	5.250% 11/01/14	1,000,000	1,119,400
OH State
	Series 2000 A,
	5.125% 02/01/09	2,495,000	2,655,379
PA State
	Series 2002,
	5.000% 02/01/09	2,000,000	2,121,680
	5.500% 02/01/15	2,500,000	2,852,925
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	3,000,000	3,280,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2003 C,
	Insured: MBIA
	5.000% 07/01/28	1,000,000	1,051,520
WA State
	Series 2000 A,
	5.625% 07/01/13	1,000,000	1,094,580
	State General Obligations Total		50,188,839
	TAX - BACKED TOTAL		225,603,395
TRANSPORTATION – 5.5%
Airports – 0.4%
CO Denver City & County Airport Revenue
	Series 1996 A,
	Insured: MBIA
	5.500% 11/15/25	2,000,000	2,074,580
	Airports Total		2,074,580
Ports – 0.5%
WA Port of Seattle Revenue
	Series 2000 A,
	Insured: MBIA
	5.500% 02/01/26	2,625,000	2,834,108
	Ports Total		2,834,108
Toll Facilities – 3.9%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(d) 09/01/18	1,500,000	839,925
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA
	6.000% 01/01/11	2,125,000	2,391,942
	6.000% 01/01/13	275,000	316,872
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,360,508
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series 2002 B,
	5.000% 11/15/09	2,000,000	2,137,480
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,332,060
	5.500% 02/15/24	1,000,000	1,173,410
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,107,320

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
TX Turnpike Authority
	Central Texas Turnpike System Revenue,
	Series 2002, Second Tier,
	5.000% 06/01/08	7,000,000	7,355,950
	Toll Facilities Total		20,015,467
Transportation – 0.7%
DC District of Columbia Metropolitan Area Transit Authority Gross Revenue
	Series 1993,
	Insured: FGIC
	6.000% 07/01/07	250,000	264,623
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,745,577
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	387,432
	Transportation Total		3,397,632
	TRANSPORTATION TOTAL		28,321,787
UTILITIES – 13.3%
Investor Owned – 1.1%
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 1992,
	4.000% 05/15/18	1,000,000	1,010,740
NH Business Finance Authority Pollution Control Revenue
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,649,505
WY Lincoln County Pollution Control Revenue
	Pacificorp,
	Series 1991,
	3.400% 01/01/16	3,075,000	3,028,352
	Investor Owned Total		5,688,597
Joint Power Authority – 2.4%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2002 C,
	5.000% 01/01/12	1,000,000	1,085,580
NC Eastern Municipal Power Agency
	Power System Revenue:
	Series 1993 B,
	6.125% 01/01/09	2,000,000	2,155,820
	Series 1993 C,
	5.500% 01/01/07	415,000	427,338

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
SC Piedmont Municipal Power Agency
	Electric Revenue,
	Series 1991 A,
	Insured: FGIC
	6.125% 01/01/07	2,015,000	2,100,819
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(d) 09/01/15	250,000	163,237
UT Associated Municipal Power Systems Revenue
	Series 2003 A,
	Insured: FSA
	5.000% 04/01/12	1,250,000	1,354,075
WA Energy Northwest Electric Revenue
	Series 2002 A,
	Insured: MBIA
	5.500% 07/01/16	4,675,000	5,157,600
	Joint Power Authority Total		12,444,469
Municipal Electric – 4.7%
CA Department of Water Resources Supply Revenue
	Series 2002 A,
	Insured: MBIA
	5.250% 05/01/10	5,000,000	5,425,600
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,853,495
MI Public Power Agency Revenue
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,117,400
MN Northern Municipal Power Agency Electric System Revenue
	Series 1998,
	Insured: FSA
	5.250% 01/01/12	2,490,000	2,689,524
OK Grand River Dam Authority Revenue
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,087,630
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,473,400
	Series 2002 KK,
	Insured: FSA
	5.250% 07/01/12	1,000,000	1,111,920

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	1,500,000	1,613,250
TX San Antonio Electric & Gas Revenue
	Series 2002,
	5.375% 02/01/14	2,500,000	2,787,150
	Municipal Electric Total		24,159,369
Water & Sewer – 5.1%
AZ Central Arizona Water Conservation District Contract Revenue
	Series 1993 A,
	5.500% 11/01/08	250,000	268,567
AZ Phoenix Civic Improvement Corp. Wastewater System Revenue
	Junior Lien,
	Series 2001,
	Insured: FGIC
	5.250% 07/01/08	1,130,000	1,198,320
CA Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,147,120
DE Economic Development Authority
	General Waterworks Corp.,
	Series 1992 B,
	6.450% 12/01/07	1,165,000	1,246,538
FL Tallahassee Consolidated Utility Revenue
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,186,292
GA Columbus Water & Sewer Revenue
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	1,000,000	1,073,750
IL Chicago Waterworks Revenue
	Series 1993,
	Insured: FGIC
	6.500% 11/01/09	2,155,000	2,422,651
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,116,013
MA Water Resources Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,137,450
NC Charlotte Water & Sewer System Revenue
	Series 2002 A,
	5.000% 07/01/09	1,000,000	1,066,970

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	824,422
TN Metropolitan Government Nashville & Davidson County Water & Sewer Revenue
	Series 1993,
	Insured: FGIC
	6.500% 01/01/10	2,750,000	3,103,210
TX Houston Water & Sewer System
	Junior Lien,
	Series 1991 C,
	Insured: AMBAC
	(d) 12/01/11	4,000,000	3,153,000
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,212,721
WA Seattle Water System Revenue
	Series 1997,
	5.375% 08/01/09	250,000	265,793
	Water & Sewer Total		26,422,817
	UTILITIES TOTAL		68,715,252
	Total Municipal Bonds (cost of $471,904,733)		502,800,341

		Shares
Investment Company – 0.7%
	Dreyfus Tax-Exempt Cash Management Fund	3,500,667	3,500,667
	Total Investment Company (cost of $3,500,667)		3,500,667

		Par ($)
Short-Term Obligations – 3.6%
VARIABLE RATE DEMAND NOTES(e) – 3.6%
FL Alachua County Health Facilities Authority
	Oak Hammock of The University of Florida,
	Series 2002 A,
	LOC: BNP Paribas
	2.300% 10/01/32	1,080,000	1,080,000
FL Collier County Health Facilities Authority
	Fairview Hospital, Lutheran Hospital,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.320% 01/01/35	500,000	500,000
FL Orange County School Board Certificates of Participation
	Series 2000 B,
	Insured: AMBAC
	2.300% 08/01/25	1,095,000	1,095,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
	Series 2002 B,
	Insured: MBIA
	2.300% 08/01/27	725,000	725,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	500,000	500,000
IA Finance Authority Private College Revenue
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	2.300% 07/01/24	1,000,000	1,000,000
IA Higher Education Loan Authority
	St. Ambrose University,
	Series 2003,
	LOC: Northern Trust Co.
	2.300% 04/01/33	1,500,000	1,500,000
IA Hills Healthcare Revenue
	Mercy Hospital Project,
	Series 2002,
	LOC: U.S. Bank N.A.
	2.300% 08/01/32	900,000	900,000
IN Educational Facilities Authority
	DePauw University Project:
	Series 2002,
	LOC: Northern Trust Co.
	2.300% 07/01/32	1,300,000	1,300,000
	Series 2003,
	LOC: Northern Trust Co.
	2.300% 07/01/18	700,000	700,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	2.350% 10/01/32	600,000	600,000
	Great Lakes Christian Homes, Golden Years Homestead, Inc.,
	Series 2002 A,
	LOC: Wells Fargo Bank N.A.
	2.350% 06/01/25	500,000	500,000
MI Northern Michigan University Revenues
	Series 2001,
	Insured: FGIC
	2.300% 06/01/31	400,000	400,000
MN Higher Education Facilities Authority
	Saint Olaf College,
	Series 2000 5-H,
	LOC: Harris Trust & Savings Bank
	2.300% 10/01/30	600,000	600,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank
	2.300% 10/01/32	1,000,000	1,000,000
	Series 2002 5-M2,
	LOC: Harris Trust & Savings Bank
	2.300% 10/01/20	1,500,000	1,500,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A. Project, Inc.,
	Series 1993,
	2.300% 06/01/23	800,000	800,000
NE Educational Finance Authority
	Creighton University,
	Series 2003,
	Insured: AMBAC
	2.300% 03/01/33	1,700,000	1,700,000
TX Bell County Health Facility Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	Insured: MBIA
	2.330% 08/15/29	100,000	100,000
WY Uinta County
	Chevron Corp.,
	Series 1992,
	2.300% 12/01/22	1,300,000	1,300,000
	Series 1997,
	2.300% 04/01/10	1,000,000	1,000,000
	VARIABLE RATE DEMAND NOTES TOTAL		18,800,000
	Total Short-Term Obligations (cost of $18,800,000)		18,800,000

	Total Investments – 101.3% (cost of $494,205,400)(f)(g)		525,101,008

	Other Assets & Liabilities, Net – (1.3)%		(6,496,157)

	Net Assets – 100.0%		518,604,851

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	A portion of this security with a market value of $524,755 is pledged as collateral for open futures contracts.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(f)	Cost for federal income tax purposes is $494,081,597.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$31,340,582	$(321,171)	$31,019,411

As of July 31, 2005, the Fund held the following open short futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	252	$27,968,063	$28,554,559	Sep-2005	$586,496

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
XLC	XL Capital Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 26, 2005